UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       			Charles Schreiber, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2006

BBH INFLATION-INDEXED SECURITIES FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

	Principal
	Amount																Value
			U.S. TREASURY NOTES AND BONDS (106.9%)
$	78,972,445 		0.875%, 4/15/20101										$	75,687,033
	61,217,003 		1.875%, 7/15/20131											60,860,720
	26,413,140 		1.875%, 7/15/20151											26,154,159
	28,045,277 		2.000%, 1/15/20141											28,083,615
	80,268,638 		2.000%, 1/15/20161											80,340,719
	63,642,452 		2.000%, 1/15/20261											63,527,577
	62,236,977 		2.000%, 7/15/20141											62,346,390
	74,830,910 		3.000%, 7/15/20121											79,680,327
	2,432,040 		3.375%, 1/15/20071,2												2,466,621
	52,461,435 		3.375%, 4/15/20321											68,474,606
	37,466,220 		3.500%, 1/15/20111											40,305,448
	14,097,096 		3.875%, 1/15/20091											14,912,077
	7,831,030 		3.875%, 4/15/20291												10,594,647
	21,692,646 		4.250%, 1/15/20101											23,659,388
																------------------
			Total U.S. Treasury Notes and Bonds										637,093,327
			(Identified cost $634,708,709)											-------------------

			ASSET BACKED SECURITIES (5.0%)
	2,500,000 		Advanta Business Card Master Trust 2005-C1 5.00%, 8/22/20113								2,515,551
	3,000,000 		Banc One Issuance Trust 2004-C1 5.40%, 11/15/20113									3,020,958
	3,480,000 		Capital One Multi-Asset Execution Trust 2003-B1 5.64%, 2/17/20093							3,486,046
	3,000,000 		Citibank Credit Card Issuance Trust 2001-C1 5.680%, 1/15/20103								3,046,216
	3,935,833 		Credit-Based Asset Servicing and Securitization 12A 4.831%, 12/15/20343,4							3,942,597
	162,809 		Credit-Based Asset Servicing and Securitization 4A 5.01%, 6/25/20323							162,898
	5,000,000 		Credit-Based Asset Servicing and Securitization 4A 5.370%, 6/25/20323,4							5,009,766
	300,000 		MBNA Credit Card Master Note Trust 2001-C3 6.55%, 12/15/2008							302,154
	2,000,000 		MBNA Master Credit Card Trust 1999-D 6.95%, 11/17/20084								2,014,099
	3,750,000 		MBNA Credit Card Master Note Trust 2005-C1 4.88%, 10/15/20123							3,777,757
	2,840,000 		Metris Master Trust 2005-1A 6.39%, 3/21/20113,4									2,846,438
																-------------------
			Total Asset Backed Securities											30,124,480
			(Identified cost $30,138,652)											-------------------

			CORPORATE BONDS (8.5%)
			AVIATION (0.5%)
	3,000,000 		International Lease Finance Corp. 5.000%, 1/15/20103									3,015,699
																-------------------
			AUTOMOTIVE (3.4%)
	5,000,000 		DaimlerChrysler NA Holding Corp. 5.100%, 11/17/2006								5,000,330
	5,000,000 		Ford Motor Credit Co. 5.349%, 9/28/20073										4,727,880
	7,500,000 		General Motors Acceptance Corp. 6.125%, 8/28/2007									7,263,382
	3,000,000 		Toyota Motor Credit Corp. 5.705%, 2/5/20163									3,000,000
																-------------------
			Total Automotive												19,991,592
																-------------------
			BUILDING MATERIALS (0.3%)
	2,000,000 		Lennar Corp. 5.247%, 3/19/20093										2,001,418
																-------------------
			CABLE (0.4%)
	2,500,000 		Cox Communications, Inc. 5.039%, 12/14/20073									2,518,532
																-------------------
			FINANCE (3.4%)
	3,000,000 		Bear Stearns & Co., Inc. 4.960%, 1/30/20091									3,014,883
	2,733,988 		Federated CBO II, Ltd. 8.63%, 7/10/20124										2,857,018
	1,890,000 		Merrill Lynch & Co., Inc. 5.510%, 3/2/20093									1,841,597
	4,000,000 		Pemex Project Funding Master Trust 5.791%, 6/15/20103,4								4,128,000
	8,500,000 		SLM Corp. 6.47%, 1/31/20143											8,411,260
																-------------------
			Total Finance												20,252,758
																-------------------
			INSURANCE (0.5%)
	2,950,000 		Allstate Life Global Funding Trust 5.40%, 3/01/20103									2,848,756
																-------------------
			Total Corporate Bonds											50,628,755
			(Identified cost $50,886,937)											-------------------

			MUNICIPAL BONDS (0.7%)
	4,215,536 		Tennessee Valley Authority 3.375%, 1/15/2007									4,274,006
			(Identified cost $4,302,370)											-------------------

BBH INFLATION-INDEXED SECURITIES FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)


TOTAL INVESTMENTS (identified cost $720,036,668)							121.1 	%$			722,120,568
LIABILITIES IN EXCESS OF OTHER ASSETS								(21.1)				(125,890,661)
												-------				-------------------
NET ASSETS											100.0 	%$			596,229,907
        											===				===========

----------------------------------------------------------
1	Inflation Protected Security.

2	Security held as collateral
        on futures contracts.

3	Variable rate instrument.
         Interest rates change on
         specific dates (such as a
         coupon or interest payment date). The
	   yield shown represents the January 31,
         2006 coupon rate.

4	Securites exempt from registration under
        Rule 144A of the Security Act of 1933.
        These securities may be resold
	 in transactions exempt from registration, normally to qualified institutional buyers.
        Total market value of 144A
	 securities owned at January 31, 2006 was $20,960,816 or 3.5% of net assets.

5	The aggregate cost for federal income tax purposes
     is $720,036,668, the aggregate gross unrealized
      appreciation is $3,793,142, and the aggregate
       gross unrealized depreciation is $1,709,242, resulting in net unrealized depreciation of $2,083,900.

	Securities with an aggregate market value of $126,831,250 have been segregated with primary dealers of U.S. Government Obligations as
	designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

               					Repurchase
Counter-Party		Rate         Date            Security                   Value
BBH Inflation-Indexed Fund    4.45%        2/23/2006      U.S. Treasury
					 Notes TIPS 0.875%,
                                                                 		04/15/2010         $50,375,000
BBH Inflation-Indexed Fund    4.37%      2/16/2006         U.S. Treasury
                                                           		Notes TIPS 3.00%,
                                                               		07/15/2012          76,456,250

	A summary of obligations under open
 futures contracts at January 31, 2006 is as follows:

	                  Expiration  Base Contract                                   Unrealized
	          Position Date       contracts Note/Bond            Value             Depreciation
	           Short  3/2006      650       U.S. Treasury Bonds $(73,348,438)     $67,188

	As of January 31, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements
	on open futures contracts.

     Portfolio holdings are shown as of the date indicated.
  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
 These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

 For more complete information on the fund, call
 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
 You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
  Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

 The BBH Fund Family is managed by Brown Brothers
 Harriman.  The Distributor is Edgewood Services,
 Inc.

 Date of first use: 3/06.

BBH INTERNATIONAL EQUITY FUND

----------------------------------------------------------
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

	Shares											 Value

			COMMON STOCKS -  97.9%
			AUSTRALIA -  8.0%
			CONSUMER STAPLES
	431,108 		Coles Myer, Ltd.								$3,406,917
	1,285,987 		Foster's Group, Ltd.								5,128,040
												-------------------
												8,534,957
												-------------------
			ENERGY

	308,000 		Woodside Petroleum, Ltd.							10,522,709
												-------------------
			FINANCE
	319,000 		Lend Lease Corp., Ltd.							3,500,111
	255,117 		National Australia Bank, Ltd.							6,529,800
												-------------------
												10,029,911
												-------------------
			INDUSTRIALS
	58,691 		Wesfarmers, Ltd.								1,686,805
												-------------------
			MATERIALS
	508,263 		Amcor, Ltd.								2,631,853
												------------------
			TELECOMMUNICATION SERVICES
	1,362,741 		Telstra Corp.1								4,099,387
												-------------------
			Total Australia								37,505,622
												-------------------
			BELGIUM -  1.1%
			FINANCE
	147,789 		Fortis									5,164,864
												------------------
			Total Belgium								 5,164,864
												-------------------
			DENMARK -  1.1%
			HEALTH CARE
	94,000 		Novo Nordisk A/S								5,265,595
												-------------------
			Total Denmark								5,265,595
												-------------------
			FINLAND -  1.5%
			MATERIALS

	176,800 		UPM-Kymmene Oyj								3,626,453
												-------------------
			TELECOMMUNICATION SERVICES
	190,000 		Nokia Oyj									3,492,998
												-------------------
			Total Finland								7,119,451
												-------------------
			FRANCE -  8.1%
			CONSUMER STAPLES

	59,000 		L'Oreal SA								4,793,315
												-------------------
			DIVERSIFIED OPERATIONS

	51,500 		LVMH Moet Hennessy Louis Vuitton SA						4,650,865
        											-------------------

BBH INTERNATIONAL EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

	Shares											 Value
			COMMON STOCKS (continued)
			FRANCE (continued)
			ENERGY
	44,981 		Total SA									$12,438,232
												-------------------

			FINANCE
	43,718 		Societe Generale								5,780,241
												-------------------
			INDUSTRIALS
	69,809 		Compagnie de Saint-Gobain							4,582,987
												-------------------
			MEDIA
	162,000 		Societe Television Francaise							5,138,456
												------------------
			UTILITIES
	20,376 		Suez SA									753,500
												-------------------
			Total France								 38,137,596
												-------------------
			GERMANY -  3.5%
			HEALTH CARE
	52,000 		Altana AG									2,909,824
												-------------------
			MATERIALS
	120,249 		Bayer AG									5,025,693
												-------------------
			UTILITIES
	101,290 		RWE AG									8,349,825
												-------------------
			Total Germany								16,285,342
												-------------------
			HONG KONG -  7.2%
			CONSUMER STAPLES
	4,600 		Cheesecake China2,3								0
												-------------------
			DIVERSIFIED OPERATIONS
	500,000 		Hutchison Whampoa, Ltd.							5,115,883
												-------------------
			ENERGY
	7,800,000 		CNOOC, LTD.								6,628,248
												-------------------
			FINANCE
	796,000 		Wharf Holdings, Ltd.								3,076,090
												-------------------
			TELECOMMUNICATION SERVICES
	1,050,000 		China Mobile (Hong Kong), Ltd.							5,116,856
												-------------------
			UTILITIES
	820,000 		CLP Holdings, Ltd.								4,687,974
	2,520,000 		Hong Kong & China Gas Co.							5,540,238
	728,500 		Hong Kong Electric Holdings, Ltd.						3,495,276
												13,723,488
												-------------------
			Total Hong Kong 								33,660,565
												-------------------

BBH INTERNATIONAL EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

	Shares											 Value
			COMMON STOCKS (continued)
			ITALY -  2.7%
			FINANCE
	1,386,651 		Banca Intesa SpA								$7,892,402
	640,902 		UniCredito Italiano SpA							4,560,376
												----------
												12,452,778
												-------------------
			Total Italy									 12,452,778
												-------------------
			JAPAN -  31.3%
			CONSUMER DISCRETIONARY
	94,000 		Denso Corp.								3,315,508
	72,000 		Honda Motor Co., Ltd.							4,109,583
	45,000 		Matsushita Electric Industrial Co., Ltd.						982,414
	7,100 		Nintendo Co., Ltd.								976,015
	83,000 		Sony Corp.								4,072,642
	150,400 		Toyota Motor Corp.								7,824,711
												------------------
												21,280,873
												-------------------
			CONSUMER STAPLES
	116,000 		Hoya Corp.								4,656,824
	72,000 		Ito En, Ltd.1								4,941,437
	160,000 		Kao Corp.									4,623,557
												-------------------
												14,221,818
												-------------------
			FINANCE
	413 		Millea Holdings, Inc.								7,943,464
	300,000 		Mitsubishi Estate Co., Ltd.							6,981,100
	400 		Mitsubishi Tokyo Financial Group, Inc.						5,795,398
	235,000 		Nikko Cordial Corp.								3,737,534
												-------------------
												24,457,496
												-------------------
			HEALTH CARE
	115,500 		Astellas Pharma, Inc.								4,787,521
	122,000 		Eisai Co., Ltd.								5,223,394

	204,000 		Takeda Pharmaceutical Co., Ltd.							11,565,473
												-------------------
												21,576,388
												-------------------
			INDUSTRIALS
	160,000 		Daikin Industries, Ltd.								5,260,423
	58,500 		Fanuc, Ltd.								5,159,948
	28,500 		Hirose Electric Co., Ltd.							4,334,289
	354,000 		Hitachi, Ltd.								2,501,530
	18,500 		Keyence Corp.								5,083,338
	53,000 		Murata Manufacturing Co., Ltd.							3,846,040
	91,000 		Secom Co., Ltd.								4,710,838
	428 		West Japan Railway Co.							1,767,428
												-------------------
												32,663,834
												-------------------
			INFORMATION TECHNOLOGY
	182,400 		Canon, Inc.								11,039,057
	43,000 		Rohm Co., Ltd.								4,652,646
												-------------------
        											15,691,703
      												-------------------
BBH INTERNATIONAL EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

	Shares											 Value
			COMMON STOCKS (continued)
			JAPAN (continued)
			MATERIALS
	91,000 		Shin-Etsu Chemical Co., Ltd.							$5,214,688
												-------------------
			TELECOMMUNICATION SERVICES
	808 		KDDI Corp.								4,282,239
	495 		Nippon Telegraph & Telephone Corp.						2,307,371
	2,900 		NTT DoCoMo, Inc.								4,652,845
												-------------------
												11,242,455
												-------------------
			Total Japan								 146,349,255
												-------------------
			NETHERLANDS -  3.2%
			CONSUMER DISCRETIONARY

	320,234 		Reed Elsevier NV								4,502,808
												-------------------
			CONSUMER STAPLES

	112,000 		Heineken Holdings NV							3,729,982
												-------------------
			FINANCE
	188,429 		ING Groep NV								6,732,574
												-------------------
			Total Netherlands								14,965,364
												-------------------
			NEW ZEALAND -  0.8%
			TELECOMMUNICATION SERVICES
	912,159 		Telecom Corp. of New Zealand, Ltd.1						3,543,068
												-------------------
			Total New Zealand 								3,543,068
												-------------------
			SINGAPORE -  0.9%
			FINANCE
	55,200 		Jardine Matheson Holdings, Ltd.							938,462

	745,200 		Oversea-Chinese Banking Corp., Ltd.						3,123,794
												-------------------
												4,062,256
												-------------------
			Total Singapore								 4,062,256
												-------------------
			SOUTH AFRICA -  0.5%
			ENERGY
	56,509 		Sasol, Ltd.								 	2,297,642
												-------------------
			Total South Africa							 	2,297,642
												-------------------
			SOUTH KOREA -  0.5%
			MATERIALS
	41,305 		Pohang Iron & Steel Co., Ltd. (POSCO) ADR4					 2,370,494
												-------------------
			Total South Korea								 2,370,494
												-------------------
			SPAIN -  4.4%
			CONSUMER DISCRETIONARY
	70,000 		Industria de Diseno Textil SA (Inditex)						2,406,225
												-------------------
			FINANCE
	318,456 		Banco Santander Central Hispano SA						4,585,406
												-------------------

BBH INTERNATIONAL EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

	Shares											 Value
			COMMON STOCKS (continued)
			SPAIN (continued)
			TELECOMMUNICATION SERVICES
	509,604 		Telefonica SA								$7,783,327
												-------------------
			UTILITIES
	203,433 		Iberdrola SA								5,792,759
												-------------------
			Total Spain								 20,567,717
												-------------------
			SWEDEN -  1.5%
			CONSUMER DISCRETIONARY
	98,000 		Hennes & Mauritz AB (B shares)							3,602,121
												-------------------
			TELECOMMUNICATION SERVICES

	1,000,000 		Telefonaktiebolaget LM Ericsson Series B						3,604,742
												-------------------
			Total Sweden								7,206,863
												-------------------
			SWITZERLAND -  0.9%
			CONSUMER STAPLES
	14,800 		Nestle SA Registered						 		4,342,355
												-------------------
			Total Switzerland								 4,342,355
												-------------------
			TAIWAN -  0.3%
			TELECOMMUNICATION SERVICES
	84,900 		Chunghwa Telecom Co., Ltd. ADR4						1,580,838
												-------------------
			Total Taiwan								1,580,838
												-------------------
			UNITED KINGDOM -  20.4%
			CONSUMER DISCRETIONARY
	446,931 		GKN, Plc.									2,365,652
	800,000 		Kingfisher, Plc.								3,385,599
												-------------------
												5,751,251
												-------------------
			CONSUMER STAPLES
	341,164 		Boots Group, Plc.1,4								3,866,815
	141,822 		Compass Group, Plc.								560,080
	134,000 		Reckitt Benckiser, Plc.							4,409,994
	491,375 		Unilever, Plc.								5,183,090
	1,020,000 		William Morrison Supermarkets, Plc.						3,399,369
												-------------------
												17,419,348
												-------------------
			ENERGY
	1,326,707 		BG Group, Plc.								15,017,053
	808,871 		BP, Plc.									9,758,682
	184,217 		Royal Dutch Shell PLC							6,277,543
												-------------------
												31,053,278
												-------------------
			FINANCE
	176,938 		Aviva, Plc.									2,271,038
	397,687 		HBOS, Plc.								7,003,180
	573,857 		Lloyds TSB Group, Plc.							5,229,423
	74,019 		Royal Bank of Scotland Group, Plc.						2,294,348
												-------------------
												16,797,989
        											-------------------
BBH INTERNATIONAL EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

	Shares											 Value
			COMMON STOCKS (continued)
			UNITED KINGDOM (continued)
			HEALTH CARE
	281,853 		GlaxoSmithKline, Plc.								$7,227,305
												-------------------
			INDUSTRIALS
	444,333 		Brambles Industries, Plc.							3,221,420
												-------------------
			MATERIALS
	135,315 		BOC Group, Plc.								3,574,568
	108,851 		Rio Tinto, Plc.								5,575,544
												-------------------
												9,150,112
												-------------------
			UTILITIES
	1,000,000 		Centrica, Plc.								4,753,644
												-------------------
			Total United Kingdom 							 95,374,347
												-------------------
			TOTAL COMMON STOCKS ($349,254,069)					458,252,012
												-------------------
			PUT OPTIONS (0.1%)
	24,110,000 		Citigroup Euro Currency Option						330,307
	2,500,000 		Citigroup Euro Currency Option							59,000
												-------------------
			TOTAL PUT OPTIONS (Identified cost $841.448)					389,307
												-------------------
	Principal
	Amount
			SHORT-TERM INVESTMENTS (3.2%)
	$14,106,660 		Brown Brothers Investment Trust Securities
			   Lending Fund5								14,106,660
	1,200,000 		Bank of Montreal Time Deposit 4.45%, 2/01/06					1,200,000
			TOTAL SHORT-TERM INVESTMENTS 						-------------------
			(Identified cost ($15,306,660)							15,306,660
												-------------------
TOTAL INVESTMENTS (Identified cost $365,402,177)6				101.2%			$473,947,979
LIABILITIES IN EXCESS OF OTHER ASSETS					(1.2)			(5,694,020)
									-----			-----------
NET ASSETS 								100.0	%		$468,253,959
        								====			==========
----------------------------------------------------------
1    Security, or a portion thereof, on loan.

2    Restricted security - Total market value
 of the restricted security owned at
 January 31, 2006 was $0, or 0.0% of
 net assets. Acquired on October 29, 2004 at a cost of $0.01.

3    Illiquid security, fair valued
      by investment advisor.

4    Non-income producing security.

5    Affiliated Issuer.

6 The aggregate cost for federal income tax purposes is $365,402,177, the aggregate gross unrealized appreciation is
     $124,625,157, and the aggregate gross
     unrealized depreciation is $16,079,355,
     resulting in net unrealized appreciation of $108,545,802.

A summary of obligations under open forward foreign urrency exchange contracts outstanding at
January 31, 2006 is as follows:


                        		Contracts		              Unrealized
              Currency              to Deliver      Delivery Date   Appreciation
              British Pound         5,315,387       04/28/06        $38,687


ADR - American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

Portfolio holdings are shown as of the
 date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may
 change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment
 objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important
 subjects is in the Fund's prospectus,
which you should read
carefully before investing.

The BBH Fund Family is managed by Brown
 Brothers Harriman.  The Distributor
 is Edgewood Services, Inc.
Date of first use: 3/06.

BBH TAX-EFFICIENT EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

	Shares										Value
			COMMON STOCKS (82.5%)
			CONSUMER DISCRETIONARY (9.1%)

	43,800 		Bed, Bath & Beyond, Inc.1						$1,638,558
	11,575 		CBS Corp. (Class B)							 302,455
	31,375 		Family Dollar Stores, Inc.						751,431
	85,025 		ServiceMaster Co.							1,100,223
	66,825 		Viacom, Inc. (Class B)1						2,771,901
											------------------
			Total Consumer Discretionary 						6,564,568
											------------------
			CONSUMER STAPLES (16.4%)
	52,300 		Cadbury Schweppes, Plc. ADR						2,083,109
	29,325 		Coca-Cola Co.							1,213,468
	31,715 		Costco Wholesale Corp.						1,582,261
	18,175 		Molson Coors Brewing Co. (Class B)					1,135,937
	27,650 		Nestle SA ADR							2,023,408
	23,600 		PepsiCo, Inc.							1,349,448
	53,004 		Wal-Mart Stores, Inc.							2,444,014
											------------------
			Total Consumer Staples						11,831,645
											------------------
			ENERGY (12.3%)
	33,325 		Occidental Petroleum Corp.						3,256,186
	38,650 		Suncor Energy, Inc.							3,096,638
	50,975 		XTO Energy, Inc.							2,501,853
											------------------
			Total Energy							8,854,677
											------------------
			FINANCIALS (15.8%)
	16,475 		Ambac Financial Group, Inc.						1,265,445
	35,050 		Aon Corp.								1,199,411
	24,225 		Freddie Mac							1,643,908

	47,882 		J.P. Morgan Chase & Co.						1,903,310
	47,421 		MBIA, Inc.							2,919,237
	41,851 		Popular, Inc.							849,974
	31,600 		SAFECO Corp.							1,651,100
											------------------
			Total Financials							11,432,385
											------------------
			HEALTH CARE (6.2%)
	21,075 		Amgen, Inc.1							1,536,157
	22,025 		MedImmune, Inc.1							751,493
	39,575 		Novartis AG ADR							2,182,957
											------------------
			Total Health Care							4,470,607
											------------------
			INDUSTRIALS (7.6%)
	115,100 		Allied Waste Industries, Inc.1						1,046,259
	50,675 		ARAMARK Corp. (Class B)						1,350,489
	96,875 		Waste Management, Inc.						3,059,313
											------------------
			Total Industrials							5,456,061
											------------------
			INFORMATION TECHNOLOGY (9.5%)
	217,900 		Brocade Communications Systems, Inc.1					1,002,340
	64,990 		Dell, Inc.1								1,904,857
	21,400 		First Data Corp.							965,140
	76,463 		Microsoft Corp.							2,152,433
	45,426 		STMicroelectronics NV						837,201
											------------------
			Total Information Technology						6,861,971
											------------------

BBH TAX-EFFICIENT EQUITY FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

	Shares										Value
			COMMON STOCKS (continued)
			MATERIALS (2.3%)
	32,150 		Praxair, Inc.							$1,693,662
											------------------
			Total Materials							1,693,662
											------------------
			UTILITIES (3.3%)
	41,175 		Constellation Energy Group						2,399,267
											------------------
			Total Utilities							2,399,267
											------------------

TOTAL INVESTMENTS (identified cost $52,705,810)2				82.5%		$59,564,843
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES				17.5 		12,598,683
									-----            	-----------
NET ASSETS								100.0%       	$72,163,526
---------------------------------------------						======		==========

1    Non-income producing security.

2   The aggregate cost for federal income tax
     purposes is $52,705,810, the aggregate gross unrealized appreciation is $8,358,392, and the aggregate gross unrealized depreciation is $1,499,359, resulting in net unrealized appreciation of $6,859,033.

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date
 indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read
carefully before investing.

The BBH Fund Family is managed by Brown Brothers
 Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 3/06.

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal												Maturity	Interest
	Amount												Date		Rate			Value

			ASSET BACKED SECURITIES (11.1%)
 $ 	1,250,000 		Advanta Business Card Master Trust 2005-C11			08/22/11	5.000 %			     $1,257,776
  	2,400,000 		American Express Credit Account Master Trust 2003-4A		01/15/09	1.690 	  		2,371,770
  	2,700,000 		Capital Auto Receivables Asset Trust 2003-3				01/15/08	2.960 	    		 2,670,083
  	1,030,000 		Capital One Multi-Asset Execution Trust 2003-B5			08/15/13	4.790 	      		1,010,756
  	1,245,000 		Capital One Multi-Asset Execution Trust 2003-C4			08/15/13	6.000 	  		    1,283,406
  	2,500,000 		Chase Issuance Trust 2005-A51					02/15/12	4.490 	  		2,500,671
  	2,265,000 		Citibank Credit Card Issuance Trust 2001-C3			05/15/08	6.650 	  		2,275,154
  	1,350,000 		Citibank Credit Card Issuance Trust 2003-C21			03/20/08	5.500 	  		1,350,829
  	1,499,365 		Credit-Based Asset Servicing and Securitization 12A2			12/15/34	4.831 	  		1,501,942
  	148,008 		Credit-Based Asset Servicing and Securitization 4A2			06/25/32	5.010 	  		148,089
  	2,700,000 		Discover Card Master Trust I 2001-6				12/15/08	5.750 	  		2,708,039
  	1,918,996 		Massachusetts RRB Special Purpose Trust 2005-1			09/15/08	3.400 	  		1,910,887
  	1,770,000 		MBNA Credit Card Master Note Trust 2001-C11			10/15/08	5.520 	  		1,773,774
  	2,110,000 		MBNA Credit Card Master Note Trust 2001-C3			12/15/08	6.550 	  		2,125,147
  	2,000,000 		Metris Master Trust 2005-1A1,2					03/21/11	6.390 	  		2,004,534
  	1,808,528 		SLM Student Loan Trust 2004-51				04/25/14	4.653 	  		1,809,485
			Total Asset Backed Securities									-----------------
			 (Identified cost $28,769,801)									28,702,342
														------------------
			COLLATERALIZED MORTGAGE BACKED SECURITIES (3.9%)
  	223,710 		Ameriquest Mortgage Securities, Inc. 2005-R31			05/25/35	4.671 	  		223,728
  	500,000 		Centex Home Equity 2004-A					08/25/32	4.510 	  		496,805
  	209,851 		Centex Home Equity 2005-B					03/25/35	4.050 	  		208,602
  	1,200,000 		Countrywide Asset-Backed Certificates 2004-121			2/25/30	4.022 	  		1,188,222
  	700,000 		Countrywide Asset-Backed Certificates 2004-131			2/25/31	3.989 	  		692,210
  	500,000 		Countrywide Asset-Backed Certificates 2004-S1			3/25/20	3.872 	  		491,253
  	187,634 		Countrywide Home Equity Loan Trust 2004-N11			2/15/34	4.750 	  		187,936
  	348,657 		Countrywide Home Equity Loan Trust 2004-O11			2/15/34	4.750 	  		349,298
  	332,975 		Countrywide Home Equity Loan Trust 2004-Q11			2/15/33	4.770 	  		333,730
  	560,569 		Credit-Based Asset Servicing and Securitization 2003-CB3		12/25/32	2.879 	  		546,712
  	1,650,000 		Credit-Based Asset Servicing and Secutization 4A2			06/25/32	6.080 	  		1,673,203
  	195,892 		GMAC Mortgage Corp. Loan Trust 2003-HE2			06/25/25	3.140 	  		194,712
  	1,250,000 		Morgan Stanley Capital I 2006-T211				10/12/52	5.090 	  		1,248,022
  	174,775 		Residential Asset Mortgage Products, Inc. 2003-RS8			10/25/27	3.479 	  		174,150
  	123,571 		Residential Asset Mortgage Products, Inc. 2004-RS4			01/25/30	4.003 	  		122,761
  	700,000 		Residential Asset Mortgage Products, Inc. 2004-RS7			07/25/28	4.450 	  		695,684
  	1,350,000 		Residential Asset Securities Corp. 2004-KS111			01/25/34	4.851 	  		1,353,135
			Total Collateralized Mortgage Backed Securities							------------------
			 (Identified cost $10,237,549)									10,180,163
														------------------
			CORPORATE BONDS (27.4%)
			AGRICULTURE - (0.2%)
  	210,000 		Altria Group, Inc.						07/01/08	7.650 			221,562
  	250,000 		RJ Reynolds Tobacco Holdings2					07/15/15	7.300			256,875
														------------------
														478,437
														------------------

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal												Maturity	Interest
	Amount												Date		Rate			Value

			CORPORATE BONDS (continued)
			AUTO MANUFACTURERS - (0.8%)
 $ 	1,090,000 		DaimlerChrysler NA Holdings Corp.				01/15/08	4.750%				$1,078,316
  	845,000 		DaimlerChrysler NA Holdings Corp.				06/15/10	4.875 	 			823,093
  	100,000 		DaimlerChrysler NA Holdings Corp.				11/15/13	6.500 	 			103,816
															------------------
															2,005,225
															------------------
			AUTO PARTS & EQUIPMENT - (0.0%)
75,000 		Commercial Vehicle Group, Inc.						07/01/13	8.000  				75,750
															------------------
			BANKS - (0.6%)
  	600,000 		Korea Development Bank					03/02/09	3.875 	  			579,866
  	200,000 		Northern Trust Co.						08/01/09	7.100 	  			213,317
  	175,000 		PNC Funding Corp.						11/01/09	7.500 	  			189,317
  	585,000 		Popular North America, Inc.					10/01/08	3.875 	  			564,061
															------------------
															1,546,561
															------------------
			BEVERAGES - (0.7%)
  	300,000 		Bavaria SA32						11/01/10	8.875 	  			326,625
  	1,000,000 		Cia Brasileira De Bebida					09/15/13	8.750 	  			1,165,000
  	190,000 		Molson Coors Capital Finance					09/22/10	4.850 	  			187,050
															------------------
															1,678,675

------------------
			BUILDING MATERIALS - (0.7%)
  	720,000 		Masco Corp.						06/15/15	4.800 	  			667,004
  	1,060,000 		York International Corp.					08/15/06	6.625 	  			1,066,882
															------------------
															1,733,886
															------------------
			CHEMICALS - (0.1%)
  	300,000 		PolyOne Corp.						05/01/12	8.875 	 			292,500
															------------------
			COMMERCIAL SERVICES - (0.5%)
  	1,000,000 		Cendant Corp.						01/15/08	6.250 	 			1,015,968
  	325,000 		Dollar Financial Group, Inc.					11/15/11	9.750 				335,969
															------------------
															1,351,937
															------------------
			COMPUTERS - (0.2%)
  	540,000 		Computer Science Corp.					06/15/11	7.375 				573,465
															------------------
			CONSUMER STAPLES - (0.3%)
  	175,000 		Anheuser-Busch Companies, Inc.					10/01/10	5.625 				179,789
  	530,000 		Fortune Brands, Inc.						01/15/11	5.125 				526,896
															------------------
															706,685
															------------------
			DIVERSIFIED FINANCIAL SERVICES - (9.2%)
  	100,000 		American General Finance Corp.					11/15/07	4.500 				99,223
  	100,000 		American General Finance Corp.					10/01/09	3.875 				95,510
  	965,000 		Associates Corp. of North America				11/01/08	6.250 				996,105
  	760,000 		AXA Financial, Inc.						08/01/10	7.750 				837,110

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal									Maturity	 	Interest
	Amount									Date		Rate			Value

			CORPORATE BONDS (continued)
			DIVERSIFIED FINANCIAL SERVICES - (continued)
 $ 	880,000 		Bear Stearns & Co., Inc.					12/07/09		7.625%		$956,375
  	250,000 		Capital One Bank						06/15/09		5.000 	  	248,072
  	760,000 		Capital One Bank						02/21/12		4.800		734,551
  	935,000 		CIT Group, Inc.						02/01/10		4.250		904,954
  	800,000 		Countrywide Home Loans, Inc.					12/19/07		4.250		787,710
  	2,540,000 		Countrywide Home Loans, Inc.					09/15/09		4.125		  2,444,232
  	125,000 		E*Trade Financial Corp.2					06/15/11		8.000 		130,000
  	1,093,595 		Federated CBO II, Ltd.2					07/10/12		8.630		1,142,807
  	2,285,000 		Ford Motor Credit Co.					01/15/08		4.950		 2,107,695
  	1,575,000 		General Electric Capital Corp.					03/04/08		4.125		 1,548,986
  	1,000,000 		General Motors Acceptance Corp.				07/15/06		4.000		  967,372
  	2,200,000 		General Motors Acceptance Corp.				08/28/07		6.125		  2,130,592
  	670,000 		General Motors Acceptance Corp.				12/10/07		4.375		  617,727
  	125,000 		Goldman Sachs Group, Inc.					01/15/09		3.875		  120,977
  	1,045,000 		Goldman Sachs Group, Inc.					01/15/12		6.600		  1,114,312
  	150,000 		HSBC Finance Corp.						09/15/10		4.625		  146,481
  	1,660,000 		International Lease Finance Corp.				09/01/10		4.875		  1,633,068
  	1,415,000 		MBNA America Bank NA					06/15/12		6.625		  1,525,282
  	125,000 		Merrill Lynch & Co., Inc.					07/15/08		3.125		  119,548
  	150,000 		Morgan Stanley						01/15/09		3.875		  144,981
  	1,000,000 		Morgan Stanley						04/01/14		4.750		  951,577
  	1,235,000 		SLM Corp.						07/26/10		4.500		  1,200,150
														------------------
														23,705,397
			ELECTRIC - (0.3%)										------------------

  	455,000 		Dominion Resources, Inc.					12/15/10		4.750		442,575
  	300,000 		NiSource Finance Corp.					11/01/06		3.200		295,872
  	50,000 		NRG Energy, Inc.						02/01/16		7.375		50,875
														------------------
														789,322
														------------------
			ENTERTAINMENT - (0.3%)
  	300,000 		AMC Entertainment, Inc.					08/15/12		8.625		310,500
  	450,000 		Pinnacle Entertainment, Inc.					10/01/13		8.750		479,250
														------------------
														789,750
														------------------
			ENVIRONMENTAL CONTROL - (0.1%)
  	275,000 		Allied Waste North America Series B				04/01/08		8.875		289,781
														------------------
			FOOD - (0.4%)
  	325,000 		Chiquita Brands International, Inc.				12/01/15		8.875	  	301,437
  	345,000 		Safeway, Inc.						03/01/06		6.150  		344,900
  	455,000 		Sara Lee Corp.						09/15/11		6.250	  	466,886
														------------------
														1,113,223
			FOREST PRODUCTS & PAPER - (0.3%)								-----------------

  	325,000 		Abitibi-Consolidated, Inc.					08/01/10		8.550 	  	318,500
  	520,000 		International Paper Co.					10/30/12		5.850 	  	525,062
  	35,000 		Union Camp Corp.						11/15/07		6.500 	  	35,648
														------------------
														879,210
														------------------

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal									Maturity	 	Interest
	Amount									Date		Rate			Value

			CORPORATE BONDS (continued)
			GAS - (0.3%)
 $ 	660,000 		Sempra Energy						02/01/13		6.000%		$680,527
														------------------
			HEALTHCARE-SERVICES - (0.4%)
  	1,142,000 		Anthem, Inc.						09/01/07		3.500		1,112,802
														------------------
			HOME BUILDERS - (0.3%)
  	740,000 		Centex Corp.						02/01/11		7.875 		809,437
														------------------
			INSURANCE - (1.3%)
  	125,000 		American International Group, Inc.2				10/01/10		4.700		122,704
  	480,000 		Commerce Group, Inc.					12/09/13		5.950 		482,045
  	700,000 		Everest Reinsurance Holdings					10/15/14		5.400		686,853
  	1,240,000 		MetLife, Inc.						12/01/11		6.125 	  	1,299,287
  	760,000 		XL Capital, Ltd.						09/15/14		5.250 	  	739,941
														------------------
														3,330,830
														------------------
			LODGING - (0.9%)
  	1,080,000 		Harrah's Operating Company, Inc.				07/01/10		5.500 		1,079,524
  	325,000 		MGM Mirage, Inc.						07/15/15		6.625 		326,625
  	460,000 		Resorts International Hotel & Casino				03/15/09		11.500 		508,300
  	377,000 		Riviera Holdings Corp.					06/15/10		11.000 		405,275
														------------------
														2,319,724
														------------------
			MEDIA - (2.0%)
  	350,000 		Adelphia Communications Corp.3				03/01/07		9.875		231,875
  	400,000 		Charter Communications Operating LLC2				04/30/12		8.000		400,000
  	1,240,000 		Comcast Corp.						03/15/11		5.500 		1,241,887
  	1,200,000 		Cox Communications, Inc. Class A				12/15/14		5.450 		1,161,431
  	350,000 		EchoStar DBS Corp.2						02/01/16		7.125 		345,188
  	1,830,000 		Time Warner, Inc.						04/15/11		6.750 	  	1,919,075
														------------------
														5,299,456
														------------------
			OIL & GAS - (0.7%)
  	705,000 		Pemex Project Funding Master Trust				02/01/09	7.875 			751,178
  	255,000 		Pemex Project Funding Master Trust				12/15/14	7.375			281,520
  	625,000 		Petronas Capital, Ltd.2					05/22/12	7.000 			683,895
														------------------
														1,716,593
														------------------
			PACKAGING & CONTAINERS - (0.2%)
  	325,000 		Owens-Brockway Glass Container, Inc.				12/01/14	6.750 	  		314,438
  	325,000 		Stone Container Corp.					07/01/12	8.375 	  		311,188
														------------------
														625,626
														------------------
			PHARMACEUTICALS - (0.4%)
  	960,000 		American Home Products Corp.					03/15/11	6.950 			1,033,008
  	100,000 		Merck & Co., Inc.						03/01/15	4.750 	  		95,146
														------------------
														1,128,154
														-----------

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal									Maturity	Interest
	Amount									Date	Rate				Value

			CORPORATE BONDS (continued)
			REAL ESTATE - (0.5%)
 $ 	680,000 		Brascan Corp.						06/15/12	7.125 %			$735,626
  	90,000 		Duke Realty LP						03/01/06	7.050 	  		90,141
  	525,000 		EOP Operating LP						01/15/09	6.800 	  		546,582
														------------------
														1,372,349
														------------------
			REITS - (0.3%)
  	650,000 		Simon Property Group LP					06/15/08	7.000			675,655
														------------------
			SAVINGS & LOANS - (0.5%)
  	1,100,000 		Washington Mutual, Inc.					01/15/09	4.000 			1,066,445
  	125,000 		Washington Mutual, Inc.					01/15/10	4.200 			120,435
														------------------
														1,186,880
														------------------
			SOFTWARE - (0.2%)
  	575,000 		First Data Corp.						06/15/15	4.950			544,794
														------------------
			TELECOMMUNICATIONS - (4.5%)
  	345,000 		America Movil SA de CV Series L				03/01/09	4.125 		  	334,184
  	555,000 		AT&T, Inc.						09/15/09	4.125 		  	534,524
  	1,500,000 		AT&T, Inc.						03/15/11	6.250 		  	1,559,354
  	400,000 		AT&T, Inc.						09/15/14	5.100 		  	387,805
  	150,000 		Bell Atlantic New Jersey, Inc.					01/17/12	5.875 		  	151,087
  	695,000 		BellSouth Corp.						11/15/12	4.750 		  	671,139
  	1,300,000 		Deutsche Telekom International Finance BV				06/15/10	8.000 		  	1,440,763
  	355,000 		France Telecom SA						03/01/11	7.750 		  	393,855
  	420,000 		GTE California, Inc.						01/15/09	5.500 		  	417,319
  	575,000 		KT Corp.2							07/15/15	4.875 		  	547,998
  	96,000 		Motorola, Inc.						11/15/10	7.625 		  	106,189
  	945,000 		New Cingular Wireless Services, Inc.				03/01/11	7.875 	  	  	1,055,863
  	75,000 		New Cingular Wireless Services, Inc.				05/01/12	8.125 	  	  	86,220
  	325,000 		Qwest Communications International, Inc.1				02/15/09	7.840 	  	  	329,875
  	850,000 		Sprint Capital Corp.						01/30/11	7.625 	  	  	935,136
  	380,000 		Sprint Capital Corp.						05/01/19	6.900 	  	  	416,783
  	1,010,000 		Telecom De Puerto Rico					05/15/06	6.650 		  	1,013,832
  	480,000 		Telecom Italia Capital						01/15/10	4.000 		  	455,976
  	860,000 		Verizon New York, Inc.					04/01/12	6.875 		  	901,388
														------------------
														11,739,290
														-----------------
			TRANSPORTATION - (0.2%)
  	495,000 		MISC Capital, Ltd.2						07/01/09	5.000 	  		491,644
														------------------
			Total Corporate Bonds									---------------
			 (Identified cost $71,860,777)									71,043,565
														------------------
			FOREIGN GOVERNMENT BONDS (8.0%)
  	149,000,000 		Government of Sweden				12/01/09	4.000 			20,175,930
  	480,000 		United Mexican States					01/16/13	6.375 	  	  	508,320
			Total FOREIGN GOVERNMENT BONDS								------------------
			 (Identified cost $19,553,312)									20,684,250
														------------------

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

	Principal									Maturity	Interest
	Amount									Date	Rate				Value

			U.S. GOVERNMENT AGENCY OBLIGATIONS (27.2%)
 $ 	1,000,000 		Federal Home Loan Bank					10/13/06	2.100 %			$981,817
  	251,070 		Federal National Mortgage Assoc.				08/01/06	7.490 	  		250,724
  	95,000 		Federal National Mortgage Assoc.				06/01/07	7.740 	  		95,000
  	86,076 		Federal National Mortgage Assoc.				07/01/07	7.620 	  		87,696
  	250,000 		Federal National Mortgage Assoc.				05/01/08	3.720 	  		245,123
  	2,500,000 		Federal National Mortgage Assoc.				09/02/08	4.000 	  		2,446,577
  	229,349 		Federal National Mortgage Assoc.				04/25/15	5.500 	  		229,134
  	85,642 		Federal National Mortgage Assoc.				04/01/17	6.500 	  		88,006
  	209,323 		Federal National Mortgage Assoc.				03/01/20	4.500 	  		203,275
  	170,000 		Federal National Mortgage Assoc.				10/25/21	6.000 	 		173,095
  	10,570 		Federal National Mortgage Assoc.				12/01/28	7.500 	  		11,096
  	6,596 		Federal National Mortgage Assoc.				04/01/29	7.500 	  		6,924
  	7,933 		Federal National Mortgage Assoc.				04/01/29	7.500 	  		8,327
  	22,291 		Federal National Mortgage Assoc.				12/01/30	7.500 	  		23,380
  	270,000 		Federal National Mortgage Assoc.				03/25/31	5.500 	  		268,116
  	337,290 		Federal National Mortgage Assoc.				07/01/32	7.000 	  		350,560
  	1,658,063 		Federal National Mortgage Assoc.				11/01/32	6.000 	  		1,677,190
  	959,676 		Federal National Mortgage Assoc.				04/01/33	6.000 	  		970,106
  	183,544 		Federal National Mortgage Assoc.				10/01/33	6.000 	  		185,539
  	185,000 		Federal National Mortgage Assoc.				11/25/33	5.500 	  		184,590
  	150,778 		Federal National Mortgage Assoc.				03/01/34	4.500 	  		141,951
  	3,404,678 		Federal National Mortgage Assoc.				08/01/34	6.000 	  		3,439,987
  	3,455,875 		Federal National Mortgage Assoc.				08/01/34	6.000 	  		3,493,434
  	1,843,212 		Federal National Mortgage Assoc.				09/01/34	6.000 	  		1,862,327

  	645,959 		Federal National Mortgage Assoc.				10/01/34	6.000 	  		652,658
  	774,602 		Federal National Mortgage Assoc.				11/01/34	6.000 	  		782,635
  	285,089 		Federal National Mortgage Assoc.				11/01/34	6.000 	  		288,046
  	866,495 		Federal National Mortgage Assoc.				12/01/34	6.000 	  		875,481
  	1,137,880 		Federal National Mortgage Assoc.				12/01/34	6.000 	  		1,149,681
  	92,693 		Federal National Mortgage Assoc.				02/01/35	5.500 	  		91,899
  	181,372 		Federal National Mortgage Assoc.				09/01/35	5.500 	  		179,489
  	165,000 		Federal National Mortgage Assoc.				02/25/44	5.950 	  		165,062
  	9,700,000 		Federal National Mortgage Assoc. (TBA 30YR)			02/01/36	5.000 			9,369,599
  	6,800,000 		Federal National Mortgage Assoc. (TBA 30YR)			02/01/36	5.500 			6,725,622
  	9,130,000 		Federal National Mortgage Assoc. (TBA 30YR)			02/01/36	6.000 			9,218,451
  	2,500,000 		FHLMC Gold Guaranteed					03/21/11	5.875 			2,596,275
  	118,751 		FHLMC Gold Guaranteed					08/15/13	4.000			116,927
  	190,000 		FHLMC Gold Guaranteed					08/15/13	4.500 			187,748
  	685,888 		FHLMC Gold Guaranteed					05/01/19	4.000 			652,754
  	2,293,213 		FHLMC Gold Guaranteed					05/01/19	4.000 			2,182,434
  	1,316,381 		FHLMC Gold Guaranteed					12/01/19	4.000 			1,252,790
  	3,779,258 		FHLMC Gold Guaranteed					02/01/20	4.000 			3,596,691
  	175,000 		FHLMC Gold Guaranteed					05/15/28	5.500 			175,791
  	180,000 		FHLMC Gold Guaranteed					01/15/29	5.500 			180,172
  	438,376 		FHLMC Gold Guaranteed					03/01/33	6.000 			443,538
  	3,676,981 		FHLMC Gold Guaranteed					03/01/34	5.500 			3,643,165
  	1,776,423 		FHLMC Gold Guaranteed					10/01/34	5.500 			1,761,219
  	105,000 		FHLMC Gold Guaranteed					10/15/34	5.500 			103,476
  	2,846,427 		FHLMC Gold Guaranteed					12/01/34	5.500 			2,820,250
  	199,715 		FHLMC Gold Guaranteed					11/01/35	5.000 			192,897
  	149,789 		FHLMC Gold Guaranteed					12/01/35	5.000 			144,675

BBH BROAD MARKET FIXED INCOME FUND
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)
(expressed in U.S. dollars)

			U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
 $ 	114,712 		FHLMC Gold Guaranteed					12/01/35	5.000%			$110,795
  	143,693 		General National Mortgage Assoc.1				08/20/29	4.500 		  	143,183
  	3,495,559 		General National Mortgage Assoc.				11/15/35	5.000 		  	3,443,635
			Total U.S. Government Agency Obligations								------------------
			 (Identified cost $71,417,372)									70,671,012
														------------------
			U.S. TREASURY NOTES AND BONDS (29.4%)
  	15,000,000 		U.S. Treasury Bonds					05/15/16	7.250 	  	  	18,217,965
  	21,000,000 		U.S. Treasury Bonds					08/15/28	5.500 	  	  	23,205,819
  	1,113,240 		U.S. Treasury Bonds						04/15/32	3.375 	  	  	1,453,042
  	10,000,000 		U.S. Treasury Notes					11/15/10	4.500 	  	  	9,996,090
  	137,192 		U.S. Treasury Notes Tips					01/15/07	3.375 	  		139,143
  	23,365,470 		U.S. Treasury Notes Tips				07/15/15	1.875 	  	 	23,136,371
			Total U.S. Treasury Notes and Bonds								------------------
			 (Identified cost $75,943,371)									76,148,430
														------------------
			REPURCHASE AGREEMENT (1.9%)
	4,900,000 		Bear Stearns & Co., Inc.
			(Agreement dated 1/31/06 collateralized by
			U.S. Treasury Bills 3.500% due 02/15/10;
			4,900,476 to be received upon maturity)
			 (Identified cost $4,900,000)					02/01/06	4.340			4,900,000
														-----------------


TOTAL INVESTMENTS (Identified cost $282,682,182)4							108.9%		$282,329,762
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS							(8.9)		(23,099,979)
												-------		-----------
NET ASSETS											100.0% 		$259,229,783
 												========	===========


1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the January 31, 2006 coupon rate.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    Total market value of 144A securities owned at January 31, 2006 was $9,775,504, or 3.8% of net assets.

2 Defaulted security, Fund is not currently accruing income on security.

4 The aggregate cost for federal income tax purposes is $282,682,182, the aggregate gross unrealized
      appreciation is $2,511,087, and the
      aggregate gross unrealized depreciation
      is $2,863,507, resulting in net
      unrealized depreciation of $352,420.

REITS - Real Estate Investment Trusts.
(TIPS) - Treasury Inflation Protected Security.


BBH BROAD MARKET FIXED INCOME FUND
------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2006 (unaudited)

A summary of obligations under open
forward foreign currency exchange
contracts outstanding at
January 31, 2006 is as follows:

		    Contracts                   Unrrealized
 Currency       to Deliver    Delivery Date Depreciation
 Swedish Krona  (135,861,613) 02/28/06      $(1,156,688)


At January 31, 2006, the Fund had
the following open swap agreements:


Notional                                Description                Amount Due
Amount                                                                   from (to)
                                                                               Broker at
                                                                               Value
25,000,000  	Agreement with Citibank
                                   terminating 06/02/15 to pay
		a fixed rate of 4.425% interest
                                   and receive the 6 month
	                 LIBOR paid semianually.              $(22,465)

		LIBOR - London Interbank Offered Rate


As of January 31, 2006, the Fund had
 segregated sufficient cash to cover
 any accrued
but unpaid net amounts owed to a swap
 counterparty.


Portfolio holdings are shown as of the
 date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may
change and this list is not indicative
of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy,




ITEM 1. SCHEDULES OF INVESTMENTS.





ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-Q of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
    Securities Fund, BBH International Equity Fund,
    BBH Tax-Efficient Equity Fund, and
    BBH Broad Market Fixed Income Fund,
    ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
   and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:  March 29, 2006

/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH
   Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and  BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
  (as defined in rule 30a-3(c) under the Investment
   Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
   and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 29, 2006


/s/ Charles Schreiber
==========================
Charles Schreiber
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -----------------------------



By (Signature and Title)*   /s/John A. Nielsen
                           ---------------------------
                           John A. Nielsen
                           President
                           (Principle Executive Officer)

Date:  March 29, 2006

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: March 29, 2006


* Print name and title of each signing
officer under his or her signature.